Segment and Geographic Information - Customers by Percentage of Total Revenue (Details) - customer	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [line items]
Number of customers per segment	1
Customer Concentration Risk | CCS Segment Customer
Disclosure of major customers [line items]
Number of customers	2	2	2
Revenue | Customer Concentration Risk | Cisco Systems
Disclosure of major customers [line items]
Percentage of revenue attributable to customer (percent)	12.00%